UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gateway Advisory
Address: 900 South Avenue West
         Westfield, NJ  07090

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Blachman
Title:     Managing Member/Chief Compliance Officer
Phone:     877-303-9580

Signature, Place, and Date of Signing:

 /s/ Glenn Blachman     Westfield, NJ     February 09, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $108,374 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ETFS PLATINUM TR               SH BEN INT       26922V101     1462     8301 SH       SOLE                     8301        0        0
ISHARES GOLD TRUST             ISHARES          464285105     1490   107181 SH       SOLE                   107181        0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      466    18300 SH       SOLE                    18300        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      443    32000 SH       SOLE                    32000        0        0
ISHARES INC                    MSCI SWEDEN      464286756      493    15800 SH       SOLE                    15800        0        0
ISHARES TR                     BARCLY USAGG B   464287226     6074    57435 SH       SOLE                    57435        0        0
ISHARES TR                     IBOXX INV CPBD   464287242     1106    10199 SH       SOLE                    10199        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    10876   186813 SH       SOLE                   186813        0        0
ISHARES TR                     S&P MIDCAP 400   464287507     4109    45306 SH       SOLE                    45306        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414      781     7877 SH       SOLE                     7877        0        0
ISHARES TR                     SMLL CORE INDX   464288505     7015    78721 SH       SOLE                    78721        0        0
ISHARES TR                     REAL EST 50 IN   464288521     3812   113038 SH       SOLE                   113038        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    16479   158027 SH       SOLE                   158027        0        0
ISHARES TR                     BARCLYS SH TREA  464288679     2682    24333 SH       SOLE                    24333        0        0
MARKET VECTORS ETF TR          MKTVEC INTMUETF  57060U845     4802   229876 SH       SOLE                   229876        0        0
POWERSHARES GLOBAL ETF TRUST   WK VRDO TX FR    73936T433     3887   155555 SH       SOLE                   155555        0        0
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106    12538   265010 SH       SOLE                   265010        0        0
SCHWAB STRATEGIC TR            US BRD MKT ETF   808524102     5357   176348 SH       SOLE                   176348        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     1588    54733 SH       SOLE                    54733        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805     2961   106939 SH       SOLE                   106939        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509     4474    60156 SH       SOLE                    60156        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     2678    67444 SH       SOLE                    67444        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     9796   411403 SH       SOLE                   411403        0        0
SPDR SERIES TRUST              DB INT GVT ETF   78464A490     3005    51711 SH       SOLE                    51711        0        0